REVENUES	12 Months Ended
Dec. 31, 2023
REVENUES
REVENUES

7.REVENUES

	2023	2022	2021
	$’000	$’000	$’000
Crypto currency mining - worldwide	50,558	58,464	93,586
Crypto currency management fees – United States	—	119	5,162
Total revenue	50,558	58,583	98,748

Cryptocurrency mining revenues are recognised at a point in time.

Cryptocurrency management fees are services recognised over time.

Other Income

Argo held 2,441 Bitcoin (fair valued at $80 million as at 31 December 2022) on its Balance Sheet at the beginning of 2022. The Group used up to 1,504 Bitcoins as collateral with Galaxy Digital LP for a short-term payable on demand loan of USD$30 million taken out on December 23, 2022. To protect its Bitcoin holdings used as collateral for the loan and reduce overall exposure, Argo took positions in the markets which resulted in a net hedge gain of $2.1 million for 2022. There were no hedging contracts in 2023.

During the year, Argo generated $7,163,000 in power credits (2022: $nil), with $3.8 million generated in the month of August during a state-wide heat wave.